Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Payroll and related costs	$ 1,263	$ 2,511	$ 934
Consulting and professional services	1,825	406	125
Legal accrual		520
Other current liabilities	779	1,043	196
Total accrued liabilities	$ 3,867	$ 4,480	$ 1,255